UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04704

Sims Total Return Fund, Inc.

(Exact name of Registrant as specified in charter)

225 East Mason Street, Suite 802

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Luke E. Sims

Sims Capital Management LLC

225 East Mason Street, Suite 802

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-1107

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

FORM N-Q

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

As of March 31, 2016 (Unaudited)

The Sims Total Return Fund

Shares		Value

	COMMON STOCKS (63.6%)
	BASIC MATERIALS (11.8%)
	Mining (11.8%)
20,000	Newmont Mining Corp.	$531,600
25,000	Pershing Gold Corp.*	98,750
5,000	Rio Tinto PLC ADR	141,350
20,000	Silver Wheaton Corp.	331,600
	Total Basic Materials	1,103,300

	COMMUNICATIONS (5.0%)
	Telecommunications (5.0%)
5,000	Cisco Systems, Inc.	142,350
6,000	Verizon Communications, Inc.	324,480
	Total Communications	466,830

	CONSUMER, CYCLICAL (8.7%)
	Retail (8.7%)
4,000	Dollar Tree, Inc.*	329,840
7,000	Wal-Mart Stores, Inc.	479,430
	Total Consumer, Cyclical	809,270

	CONSUMER, NON-CYCLICAL (14.1%)
	Food (4.7%)
11,000	Mondelez International, Inc.	441,320

	Pharmaceuticals (9.4%)
7,000	Abbott Laboratories	292,810
5,000	AbbVie, Inc.	285,600
10,000	Pfizer, Inc.	296,400
		874,810
	Total Consumer, Non-Cyclical	1,316,130

	ENERGY (13.7%)
	Oil & Gas (10.5%)
2,000	Apache Corp.	97,620
6,000	ConocoPhillips	241,620
30,000	Encana Corp.	182,700
2,000	Exxon Mobil Corp.	167,180
6,000	Royal Dutch Shell PLC ADR, Class A	290,700
		979,820

	Oil & Gas Services (3.2%)
4,000	Schlumberger Ltd.	295,000
	Total Energy	1,274,820

	FINANCIALS (2.2%)
	Banks (2.2%)
5,000	U.S. Bancorp	$202,950

	INDUSTRIALS (3.7%)
	Miscellaneous Manufacturing (3.7%)
11,000	General Electric Co.	349,690

	UTILITIES (4.4%)
	Water (4.4%)
13,000	Aqua America, Inc.	413,660

	Total Common Stocks (Cost $5,335,659)	5,936,650

Principal Amount

	SHORT-TERM INVESTMENTS (36.4%)
	Commercial Paper (36.4%)
$3,401,871	U.S. Bank, 0.04%, 6/1/2016	3,401,871

	Total Short-Term Investments (Cost $3,401,871)	3,401,871

	TOTAL INVESTMENTS (100.0%) (Cost $8,737,530)	9,338,521
	Liabilities less Other Assets (0.0%)	(3,674)

	NET ASSETS (100.0%)	$9,334,847

* Non-income producing.

ADR - American Depository Receipt
PLC - Public Limited Company

See notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Organization

The Sims Total Return Fund, Inc. (the “Fund”), formerly known as The Primary Trend Fund, Inc., is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek total returns.

Significant Accounting Policies

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and accretion of discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other assets and securities for which no market quotations are readily available are valued at fair value under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity may be valued at amortized cost, which approximates market value.

GAAP defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under GAAP, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

•	Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common Stocks. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the NASDAQ Official Closing Price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments. Short-term investments may be valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 5,936,650	$ -	$ -	$ 5,936,650
Short-Term Investments	-	3,401,871	-	3,401,871
Total	$ 5,936,650	$ 3,401,871	$ -	$ 9,338,521

*All sub-categories within common stocks as detailed in the Portfolio of Investments represent level 1 evaluation status.

The Fund is required to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended March 31, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3. The Fund did not hold any Level 3 securities during the period ended March 31, 2016. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Tax Information

At June 30, 2015 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$8,994,947

Gross unrealized appreciation	2,662,465
Gross unrealized depreciation	(788,838)
Net unrealized appreciation on investments	$1,873,627

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sims Total Return Fund, Inc.

By: /s/ Luke E. Sims

Luke E. Sims

Principal Executive Officer

Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Luke E. Sims

Luke E. Sims

Principal Executive Officer

Date: May 25, 2016

By: /s/ David C. Sims

David C. Sims

Principal Financial Officer

Date: May 25, 2016

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)